Income Taxes - Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Federal statutory rate					35.00%
Income Tax Reconciliation [Abstract]
Income taxes at the statutory rate								$ 89,620	$ 54,968	$ 11,477	$ 7,613	$ 98,783	$ 9,176	$ 79,414
Production tax credit								(13,871)	(23,310)	(19,972)	(5,870)	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income								(5,326)	(22,861)	(9,970)	(1,771)	(22,861)	(9,970)	(7,097)
Capitalized interest								5,028	17,592	8,244	914	17,592	8,244	5,942
Utility plant differences								4,323	5,849	6,162	1,472	5,849	6,162	5,795
Tenaska gas contract								3,049	7,094	5,889	1,429	7,094	5,889	4,478
Transaction costs								201	0	0	5,544
Other - net								(983)	(5,572)	651	(334)	(5,030)	593	(1,147)
Total income tax expense	$ 20,000	$ (2,717)	$ 52,346	$ 42,888	$ 33,760	$ 2,481	$ 91,038	$ 82,041	$ 33,760	$ 2,481	$ 8,997	$ 78,117	$ 122	$ 67,644
Effective tax rate								32.00%	21.50%	7.60%	41.40%	27.70%	0.50%	29.80%